Schedule of Other Current Liabilities (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Customer deposits	$ 21,477	$ 15,426	$ 424
Accrued bonus	413	248	122
Taxes	6	6
Other	429	981
Total other current liabilities	$ 23,481	$ 16,661	$ 546